Stockholders' deficit	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' deficit

Note 6 – Stockholders’ deficit

Common stock

In May 2006, in conjunction with the founding of the Company, 825,000 shares of common stock were issued to founders, at $0.001 a share, for total consideration of $825 in cash.

In January 2012, the Company issued 4,416 shares of common stock to an employee who exercised fully vested stock options to purchase common stock for $469 having an intrinsic value of $4,990 at the time of exercise.

Stock Incentive Plan

In September 2008, the Company’s stockholders approved the 2008 Stock Incentive Plan (the “Stock Plan”) which became effective in September 2008 and under which 235,714 shares of the Company’s common stock were initially reserved for issuance to employees, non-employee directors and consultants of the Company. In November 2012, the Company increased the authorized shares under the plan to 560,947. The Stock Plan provides for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to eligible recipients. The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years. The vesting schedules for grants to non-employee directors and consultants will be determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.

The following table summarizes stock option activity as of December 31, 2013 and 2012, and the changes for the years then ended:

	Options Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2011	200,500	$0.21
Options granted	20,500	0.40
Options canceled	(5,584)	0.40
Options exercised	(4,416)	0.11

Outstanding at December 31, 2012	211,000	0.23
Options granted	336,000	0.40
Options canceled	—	—
Options exercised	—	—

Outstanding and expected to vest at December 31, 2013	547,000	$0.33	$1,755,870

Vested and exercisable at December 31, 2013	186,958	$0.21	$622,570

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of employee stock options was estimated at the grant dates using the following assumptions:

	Year Ended December 31,
	2013	2012
Weighted-average grant date fair value	$3.26	$1.86
Dividend yield	—	—
Volatility	86%	80%
Risk-free interest rate	0.57%	0.87%
Expected life of options	5.0 years	5.0 years

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Due to the Company’s limited historical data, the estimated volatility incorporates the historical and implied volatility of comparable companies whose share prices are publicly available. The risk-free interest rate assumption was based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The weighted average expected life of options was estimated using the comparable companies.

The total stock-based compensation recorded as research and development expenses was $166,796, $59,112 and $327,846 for the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013, respectively. The total stock-based compensation recorded as general and administrative expenses was $159,848, $41,622 and $281,078 for the years ended December 31, 2013 and 2012 and for the period from May 5, 2006 (Inception) through December 31, 2013, respectively.

The weighted average remaining contractual life of stock options outstanding at December 31, 2013 is 8.1 years.

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2013 was $907,827 and the weighted average period over which these grants are expected to vest is 1.8 years.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at December 31, 2013:

Common stock reserved for conversion of preferred stock	2,253,391
Common stock options outstanding	547,000
Authorized for future grant or issuance under the Stock Plan	9,531

Total	2,809,922